Document and Entity Information - shares	12 Months Ended
	Jan. 31, 2021	May 17, 2021
Document And Entity Information
Entity Registrant Name	NAKED BRAND GROUP Ltd
Entity Central Index Key	0001707919
Document Type	20-F
Document Period End Date	Jan. 31, 2021
Amendment Flag	false
Current Fiscal Year End Date	--01-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		781,704,296
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false